Schedule of details of provisions for legal claims and contingent liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,597,365	R$ 1,555,704
Contingent liabilities	5,505,128	5,210,166
Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions	181,115	173,873
Contingent liabilities	R$ 560,989	576,623
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Description	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company’s exemption from Cofins.
Provisions	R$ 110,059	107,148
Contingent liabilities	R$ 7,914	6,554
Tax [Member] | I N S S [Member]
IfrsStatementLineItems [Line Items]
Description	Tax requirements related to the social security contribution.
Provisions	R$ 29,813	29,405
Contingent liabilities	R$ 107,840	100,165
Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Description	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).
Provisions	R$ 1,721
Contingent liabilities	R$ 77,058	84,027
Tax [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
Description	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company’s invoices.
Provisions
Contingent liabilities	R$ 43,346	97,404
Tax [Member] | I P T U [Member]
IfrsStatementLineItems [Line Items]
Description	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.
Provisions
Contingent liabilities	R$ 118,981	98,459
Tax [Member] | I S S [Member]
IfrsStatementLineItems [Line Items]
Description	City halls tax requirement as ISS on construction services provided by third parties.
Provisions	R$ 170	3
Contingent liabilities	R$ 83,536	73,094
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
Provisions	R$ 39,352	37,317
Contingent liabilities	R$ 122,314	116,920
Labor [Member]
IfrsStatementLineItems [Line Items]
Description	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
Provisions	R$ 569,756	596,248
Contingent liabilities	R$ 291,633	348,463
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Description	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
Provisions	R$ 37,148	52,401
Contingent liabilities	3,524	9,210
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provisions	103,155	88,699
Contingent liabilities	R$ 1,400,516	1,158,993
Regulatory [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description	Aneel’s notifications about possible breaches of regulatory standards
Provisions	R$ 20,485	18,511
Contingent liabilities	R$ 38,099
Regulatory [Member] | Dispatch Aneel 2882002 [Member]
IfrsStatementLineItems [Line Items]
Description	Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.
Provisions	R$ 82,670	70,188
Contingent liabilities
Regulatory [Member] | E S B R [Member]
IfrsStatementLineItems [Line Items]
Description	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
Provisions
Contingent liabilities	R$ 1,066,486	942,640
Regulatory [Member] | Colider Exclusion Of Liability [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.
Provisions
Contingent liabilities	295,931	216,353
Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions	706,191	644,483
Contingent liabilities	R$ 3,248,466	3,116,877
Civil [Member] | Tobacco Growers [Member]
IfrsStatementLineItems [Line Items]
Description	Actions whose main cause is the lack of electricity causing loss of production.
Provisions	R$ 79,092	50,330
Contingent liabilities	R$ 68,104	41,258
Civil [Member] | Department Of Roads And Roadworks [Member]
IfrsStatementLineItems [Line Items]
Description	The Department of Roads and Roadworks (Departamento de Estradas e Rodagens - DER, in Portuguese) - issued a tax assessment notice to Copel Distribuição which, in turn, filed a lawsuit challenging DER’s Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature. The Company had a favorable appealable decision.
Provisions
Contingent liabilities		95,669
Civil [Member] | Arbitration [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.
Provisions	R$ 165,158	125,719
Contingent liabilities	R$ 670,704	510,543
Civil [Member] | P I S C O F I N S Credit On I C M S [Member]
IfrsStatementLineItems [Line Items]
Description	Referring to estimated contingent liability, as per Management’s judgment and the opinion of its legal counsel, regarding the adventitious filing of claims by consumers in connection with the recognized tax credit, as detailed in Note 13.2.1, referring to the period infringing the tax neutrality rule, between the 11th and the 16th years, of a total of 16 years considered in the action. On February 9, 2021, Aneel opened Public Consultation 005/2021 in order to improve the proposal to return these tax credits to consumers. Aneel’s technical areas prepared a technical note to the Public Consultation, delimiting its scope to the economic-financial analysis, but without discussing the legal aspects. Within the scope of that Public Consultation and after receiving the contributions sent by the interested parties, on March 4, 2022, an Opinion was issued by the Federal Prosecutor’s Office with Aneel, which answered questions formulated by the superintendencies of Aneel that evaluate the topic. The regulatory agency has not yet concluded its analysis within the scope of the Public Consultation and, so far, there is no final decision at the administrative level. The Company and its legal advisors evaluated the documents made available in Public Consultation 005/2021 and the Federal Prosecutor’s Opinion, not identifying changes in its previous understanding on the matter, and await analysis by Aneel of their contributions in order to solidify this understanding and protect the Company’s rights.
Provisions
Contingent liabilities	R$ 1,775,347	1,755,112
Civil [Member] | Civil And Administrative Law [Member]
IfrsStatementLineItems [Line Items]
Description	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
Provisions	R$ 131,519	133,560
Contingent liabilities	R$ 233,925	282,794
Civil [Member] | Indemnification To Third Parties Civil [Member]
IfrsStatementLineItems [Line Items]
Description	Actions for indemnity for resulting from damages caused during the construction of power plants
Provisions	R$ 57,663	82,146
Contingent liabilities	R$ 65,888	38,127
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when when the owner’s documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
Provisions	R$ 138,075	110,652
Contingent liabilities	R$ 29,100	26,001
Civil [Member] | Expropriation And Property [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner’s documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.
Provisions	R$ 93,679	86,207
Contingent liabilities	R$ 194,787	138,341
Civil [Member] | Indemnification To Third Parties Expropriations [Member]
IfrsStatementLineItems [Line Items]
Description	Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant.
Provisions	R$ 31,348	44,775
Contingent liabilities		45,196
Civil [Member] | Consumers [Member]
IfrsStatementLineItems [Line Items]
Description	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.
Provisions	R$ 3,755	3,920
Contingent liabilities	R$ 3,964	3,768
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Description	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.
Provisions	R$ 5,902	7,174
Contingent liabilities	R$ 206,647	R$ 180,068